Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Due to Related Party	The transactions amount due to a related party are as of the following:
	2023	2022	2021
Beginning of the years January 1	$25,336	$68,786	$7,783
Advances for operation and administration expenses	—	13,724	1,671,801
Payments made to a director	—	(25,009)	(1,610,798)
Reversal of a related party payable due to disposal of a subsidiary	—	(32,165)	—
Exchange difference	593	—	—
Years ended December 31	$25,929	$25,336	$68,786